Long-Term Debt - Aggregate Contractual Future Principal Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017		$ 6,537
2018		6,350
2019		4,605
2020		397,953
2021		143,920
Thereafter		12,998
Total scheduled maturities		572,363
Unamortized debt discount and debt issuance costs		(18,588)
Long-term debt	$ 579,742	$ 553,775	$ 540,209